Commitments and Contingencies (Details Narrative) - Employment Agreement [Member] - USD ($)					9 Months Ended
	Oct. 02, 2020	Aug. 26, 2020	Mar. 13, 2020	Sep. 28, 2015	Sep. 30, 2020
Commitments And Contingencies [Line Items]
Agreement expires date					Dec. 31, 2020
Chief Executive Officer [Member]
Commitments And Contingencies [Line Items]
Agreement term				3 years
Salaries, wages and officers' compensation				$ 401,700
Annual percentage increase of compensation				3.00%
Mr. Mathis [Member]
Commitments And Contingencies [Line Items]
Percentage of salary adjustment based upon milestone achievement					3.00%
Milestone achievement, description					The Board of Directors also approved the payment of Mr. Mathis' cost of living salary adjustment of 3% for the years 2019 and 2020 to be paid in equal monthly installments beginning January 1, 2021, provided the Company has uplisted to a national stock exchange. The Board of Directors granted a retention bonus to Mr. Mathis that consists of the real estate lot on which Mr. Mathis has been constructing a home at Algodon Wine Estates, to vest in one-third increments over the next three years (the "Retention Period"), provided Mr. Mathis's performance as an employee with the Company continues to be satisfactory, as deemed by the Board of Directors. The current market value of the lot is $115,000, and before ownership of the lot can be transferred to Mr. Mathis, the Company must be legally permitted to issue a deed for the property.
Milestone payment based upon achievement					$ 115,000
Percentage of voluntarily deferred payment for salary			85.00%
Compensation paid	$ 73,812	$ 68,000
Deferred compensation					$ 107,485